Common Stock - Schedule of the Company’s RSU Activity (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of the Company’s RSU Activity [Abstract]
Number of RSUs | shares
Weighted average grant date fair value | $ / shares
Number of RSUs, Granted | shares	78,635
Weighted average grant date fair value, Granted | $ / shares	$ 3.7
Number of RSUs, Forfeited | shares
Weighted average grant date fair value, Forfeited | $ / shares
Number of RSUs | shares	78,635
Weighted average grant date fair value | $ / shares	$ 3.7